Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WESTERN ASSET FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2014
Document Creation Date	dei_DocumentCreationDate	Jul. 07, 2014